Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Debt Instruments
Our debt consisted of the following (in millions):

	As of December 31,
	2021	2020
Current portion of long-term debt
Floating Rate Notes due 2021	—	200.0
3.375% Senior Notes due 2021	—	300.0
3.150% Senior Notes due 2022	750.0	—
1.414% Euro Notes due 2022	568.6	—
Japan Term Loan A	101.6	—
Japan Term Loan B	184.9	—

Total short-term debt	$1,605.1	$500.0

Long-term debt
3.150% Senior Notes due 2022	—	750.0
3.700% Senior Notes due 2023	86.3	300.0
1.450% Senior Notes due 2024	850.0	—
3.550% Senior Notes due 2025	863.0	2,000.0
3.050% Senior Notes due 2026	600.0	600.0
3.550% Senior Notes due 2030	257.5	900.0
2.600% Senior Notes due 2031	750.0	—
4.250% Senior Notes due 2035	253.4	253.4
5.750% Senior Notes due 2039	317.8	317.8
4.450% Senior Notes due 2045	395.4	395.4
1.414% Euro Notes due 2022	—	611.8
2.425% Euro Notes due 2026	568.6	611.8
1.164% Euro Notes due 2027	568.6	611.8
Japan Term Loan A	—	113.3
Japan Term Loan B	—	206.3
Debt discount and issuance costs	(36.4)	(48.2)
Adjustment related to interest rate swaps	(10.5)	3.1

Total long-term debt	$5,463.7	$7,626.5